Consolidated Statements of Changes in Equity - KRW (₩) ₩ in Millions	Total	Year-end dividends [member]	Interim dividends [member]	Share capital [member]	Capital surplus [member]	Hybrid bonds [member]	Other components of equity	Treasury shares [member]	Retained earnings [member]	Retained earnings [member] Year-end dividends [member]	Retained earnings [member] Interim dividends [member]	Attributable to owners of the controlling company [member]	Attributable to owners of the controlling company [member] Year-end dividends [member]	Attributable to owners of the controlling company [member] Interim dividends [member]	Non-controlling interests [member]	Non-controlling interests [member] Year-end dividends [member]
Beginning balance at Dec. 31, 2021	₩ 54,713,966			₩ 482,403	₩ 1,397,416	₩ 199,384	₩ (666,985)	₩ (2,508,294)	₩ 51,475,396			₩ 50,379,320			₩ 4,334,646
Comprehensive income:
Profit (loss)	3,585,957								3,157,536			3,157,536			428,421
Other comprehensive income (loss)
Remeasurements of defined benefit plans, net of tax	105,769								67,167			67,167			38,602
Capital adjustment arising from investments in equity-accounted investees, net of tax	133,134						126,278					126,278			6,856
Net changes in fair value of equity investments at fair value through other comprehensive income, net of tax	(10,076)						49,516		(59,576)			(10,060)			(16)
Foreign currency translation differences, net of tax	4,024						52,725					52,725			(48,701)
Gain or losses on valuation of derivatives, net of tax	1,023						452					452			571
Total comprehensive income	3,819,831						228,971		3,165,127			3,394,098			425,733
Transactions with owners of the controlling company, recognized directly in equity:
Dividends		₩ (460,238)	₩ (758,492)							₩ (378,128)	₩ (758,492)		₩ (378,128)	₩ (758,492)		₩ (82,110)
Changes in subsidiaries	422,424														422,424
Changes in ownership interests in subsidiaries	418,044				(7,827)							(7,827)			425,871
Interest of hybrid bonds	(16,494)								(1,487)			(1,487)			(15,007)
Variation due to split						(199,384)						(199,384)			199,384
Disposal of treasury shares	58,003				9,491			48,512				58,003
Retirement of treasury shares	(16,011)							567,474	(583,485)			(16,011)
Share-based payment	12,115				12,115							12,115
Others	(1,251)				(907)		(5,976)		2,206			(4,677)			3,426
Total transactions with owners of the controlling company	(341,900)				12,872	₩ (199,384)	(5,976)	615,986	(1,719,386)			(1,295,888)			953,988
Ending balance at Dec. 31, 2022	58,191,897			482,403	1,410,288		(443,990)	(1,892,308)	52,921,137			52,477,530			5,714,367
Comprehensive income:
Profit (loss)	1,846,059								1,698,202			1,698,202			147,857
Other comprehensive income (loss)
Remeasurements of defined benefit plans, net of tax	(118,548)								(83,148)			(83,148)			(35,400)
Capital adjustment arising from investments in equity-accounted investees, net of tax	236,605						225,591					225,591			11,014
Net changes in fair value of equity investments at fair value through other comprehensive income, net of tax	257,725						257,122		603			257,725			0
Foreign currency translation differences, net of tax	110,551						34,118					34,118			76,433
Gain or losses on valuation of derivatives, net of tax	(1,292)						(641)					(641)			(651)
Total comprehensive income	2,331,100						516,190		1,615,657			2,131,847			199,253
Transactions with owners of the controlling company, recognized directly in equity:
Dividends		(246,388)	(569,072)							(151,698)	(569,072)		(151,698)	(569,072)		(94,690)
Changes in subsidiaries	5,805														5,805
Changes in ownership interests in subsidiaries	262,746				250,363							250,363			12,383
Interest of hybrid bonds	(8,925)								0			0			(8,925)
Repayment of hybrid bonds	(339,837)														(339,837)
Acquisition of treasury shares								0
Disposal of treasury shares	5,530				2,880			2,650				5,530
Share-based payment	24,107				6,783							6,783			17,324
Others	(58,363)				2,476		(4,944)		(2,441)			(4,909)			(53,454)
Total transactions with owners of the controlling company	(924,397)				262,502		(4,944)	2,650	(723,211)			(463,003)			(461,394)
Ending balance at Dec. 31, 2023	59,598,600			482,403	1,672,790		67,256	(1,889,658)	53,813,583			54,146,374			5,452,226
Comprehensive income:
Profit (loss)	1,005,276								1,125,380			1,125,380			(120,104)
Other comprehensive income (loss)
Remeasurements of defined benefit plans, net of tax	(95,345)								(86,966)			(86,966)			(8,379)
Capital adjustment arising from investments in equity-accounted investees, net of tax	288,863						257,833					257,833			31,030
Net changes in fair value of equity investments at fair value through other comprehensive income, net of tax	(150,443)						(133,212)		(11,838)			(145,050)			(5,393)
Foreign currency translation differences, net of tax	1,119,813						888,466					888,466			231,347
Gain or losses on valuation of derivatives, net of tax	(110)						(281)					(281)			171
Total comprehensive income	2,168,054						1,012,806		1,026,576			2,039,382			128,672
Transactions with owners of the controlling company, recognized directly in equity:
Dividends		₩ (275,692)	₩ (568,433)							₩ (189,691)	₩ (568,433)		₩ (189,691)	₩ (568,433)		₩ (86,001)
Changes in subsidiaries	32,691														32,691
Changes in ownership interests in subsidiaries	462,168				(15,440)							(15,440)			477,608
Acquisition of treasury shares	(92,311)							(92,311)				(92,311)
Retirement of treasury shares	0							431,107	(431,107)			0
Share-based payment	(2,567)				(2,567)							(2,567)
Others	120,258				3,567		75,367		(6,029)			72,905			47,353
Total transactions with owners of the controlling company	(323,886)				(14,440)		75,367	338,796	(1,195,260)			(795,537)			471,651
Ending balance at Dec. 31, 2024	₩ 61,442,768			₩ 482,403	₩ 1,658,350		₩ 1,155,429	₩ (1,550,862)	₩ 53,644,899			₩ 55,390,219			₩ 6,052,549